FAIR VALUE MEASUREMENTS - Contingent Guarantee (Details) - USD ($)		5 Months Ended
	Feb. 09, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Jun. 29, 2024
FAIR VALUE MEASUREMENTS
Shares of Founder Shares Transferred	885,010
Contingent guarantee	$ 3,256,863	$ 3,256,863	$ 3,256,863
Contingent Guarantee Deemed Value	0
Debt Instrument, Penalty Interest		13.00%	13.00%		9.00%
Value of founder shares transferred	4,000,000
Amount of cash recovered through transfer of shares		$ 743,137	$ 743,137
Short term
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net		4,807,692	4,807,692
Value of founder shares transferred	$ 8,850,100
Long term
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net		7,664,613	7,664,613
Chardan Note
FAIR VALUE MEASUREMENTS
Embedded Derivative, Fair Value of Embedded Derivative, Net		$ 3,990,385	$ 3,990,385	$ 0